UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	1/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Arrow DWA Tactical: Balanced Fund

Class A Shares (DWAFX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$101	1.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$28,133,212
  Number of Portfolio Holdings130
  Advisory Fee (net of waivers)$135,728
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	30.9%
Exchange-Traded Funds	56.6%
Money Market Funds	4.6%
Purchased Options	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
27.6%
Fixed Income
26.4%
Industrials
7.8%
Equity Option
7.7%
Financials
6.0%
Money Market Funds
4.5%
Consumer Discretionary
4.2%
Technology
3.9%
Communications
3.6%
Consumer Staples
2.2%
Energy
1.2%
Utilities
1.2%
Mixed Allocation
1.1%
Other Assets in Excess of Liabilities
2.6%

Value	Value
Other Assets in Excess of Liabilities	2.6%
Mixed Allocation	1.1%
Utilities	1.2%
Energy	1.2%
Consumer Staples	2.2%
Communications	3.6%
Technology	3.9%
Consumer Discretionary	4.2%
Money Market Funds	4.5%
Financials	6.0%
Equity Option	7.7%
Industrials	7.8%
Fixed Income	26.4%
Equity	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arrow DWA Tactical: International ETF	14.7%
iShares Cohen & Steers REIT ETF	5.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.7%
iShares iBoxx High Yield Corporate Bond ETF	4.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
First American Government Obligations Fund, Class, X	4.5%
iShares TIPS Bond ETF	4.5%
iShares 1-3 Year Treasury Bond ETF	4.4%
Vanguard Growth ETF	4.4%
Nomura Financial Call Option	4.3%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow DWA Tactical: Balanced Fund - Class A Shares (DWAFX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-DWAFX

Arrow DWA Tactical: Balanced Fund

Class C Shares (DWATX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$139	2.74%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$28,133,212
  Number of Portfolio Holdings130
  Advisory Fee (net of waivers)$135,728
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	30.9%
Exchange-Traded Funds	56.6%
Money Market Funds	4.6%
Purchased Options	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Mixed Allocation	1.1%
Utilities	1.2%
Energy	1.2%
Consumer Staples	2.2%
Communications	3.6%
Technology	3.9%
Consumer Discretionary	4.2%
Money Market Funds	4.5%
Financials	6.0%
Equity Option	7.7%
Industrials	7.8%
Fixed Income	26.4%
Equity	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arrow DWA Tactical: International ETF	14.7%
iShares Cohen & Steers REIT ETF	5.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.7%
iShares iBoxx High Yield Corporate Bond ETF	4.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
First American Government Obligations Fund, Class, X	4.5%
iShares TIPS Bond ETF	4.5%
iShares 1-3 Year Treasury Bond ETF	4.4%
Vanguard Growth ETF	4.4%
Nomura Financial Call Option	4.3%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow DWA Tactical: Balanced Fund - Class C Shares (DWATX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-DWATX

Arrow DWA Tactical: Balanced Fund

Institutional Class Shares (DWANX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$89	1.74%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$28,133,212
  Number of Portfolio Holdings130
  Advisory Fee (net of waivers)$135,728
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	30.9%
Exchange-Traded Funds	56.6%
Money Market Funds	4.6%
Purchased Options	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Mixed Allocation	1.1%
Utilities	1.2%
Energy	1.2%
Consumer Staples	2.2%
Communications	3.6%
Technology	3.9%
Consumer Discretionary	4.2%
Money Market Funds	4.5%
Financials	6.0%
Equity Option	7.7%
Industrials	7.8%
Fixed Income	26.4%
Equity	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arrow DWA Tactical: International ETF	14.7%
iShares Cohen & Steers REIT ETF	5.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.7%
iShares iBoxx High Yield Corporate Bond ETF	4.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
First American Government Obligations Fund, Class, X	4.5%
iShares TIPS Bond ETF	4.5%
iShares 1-3 Year Treasury Bond ETF	4.4%
Vanguard Growth ETF	4.4%
Nomura Financial Call Option	4.3%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow DWA Tactical: Balanced Fund - Institutional Class Shares (DWANX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-DWANX

Arrow DWA Tactical: Macro Fund

Class A Shares (DWTFX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$97	1.85%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,751,118
  Number of Portfolio Holdings11
  Advisory Fee $185,274
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.1%
Money Market Funds	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.4%
Money Market
11.4%
Other Assets in Excess of Liabilities
4.2%

Value	Value
Other Assets in Excess of Liabilities	4.2%
Money Market	11.4%
Equity	84.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares S&P 500 Growth ETF	12.3%
iShares MSCI USA Quality Factor ETF	11.8%
First American Government Obligations Fund, Class, X	11.4%
Industrial Select Sector SPDR Fund	11.2%
Invesco S&P 500 Pure Value ETF	10.8%
Technology Select Sector SPDR Fund	10.8%
iShares MSCI USA Momentum Factor ETF	9.5%
Financial Select Sector SPDR Fund	9.3%
Invesco Dividend Achievers ETF	8.7%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow DWA Tactical: Macro Fund - Class A Shares  (DWTFX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-DWTFX

Arrow DWA Tactical: Macro Fund

Class C Shares (DWTTX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$136	2.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,751,118
  Number of Portfolio Holdings11
  Advisory Fee $185,274
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.1%
Money Market Funds	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.2%
Money Market	11.4%
Equity	84.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares S&P 500 Growth ETF	12.3%
iShares MSCI USA Quality Factor ETF	11.8%
First American Government Obligations Fund, Class, X	11.4%
Industrial Select Sector SPDR Fund	11.2%
Invesco S&P 500 Pure Value ETF	10.8%
Technology Select Sector SPDR Fund	10.8%
iShares MSCI USA Momentum Factor ETF	9.5%
Financial Select Sector SPDR Fund	9.3%
Invesco Dividend Achievers ETF	8.7%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow DWA Tactical: Macro Fund - Class C Shares (DWTTX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-DWTTX

Arrow DWA Tactical: Macro Fund

Institutional Class Shares (DWTNX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$84	1.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,751,118
  Number of Portfolio Holdings11
  Advisory Fee $185,274
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.1%
Money Market Funds	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.2%
Money Market	11.4%
Equity	84.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares S&P 500 Growth ETF	12.3%
iShares MSCI USA Quality Factor ETF	11.8%
First American Government Obligations Fund, Class, X	11.4%
Industrial Select Sector SPDR Fund	11.2%
Invesco S&P 500 Pure Value ETF	10.8%
Technology Select Sector SPDR Fund	10.8%
iShares MSCI USA Momentum Factor ETF	9.5%
Financial Select Sector SPDR Fund	9.3%
Invesco Dividend Achievers ETF	8.7%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow DWA Tactical: Macro Fund - Institutional Class Shares (DWTNX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-DWTNX

Arrow Managed Futures Strategy Fund

Class A Shares (MFTFX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$74	1.46%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$228,847,260
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$881,064
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	18.0%
Money Market Funds	32.6%
Private Investment Funds	32.3%
Purchased Options	17.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
32.3%
Private Investment Fund
32.0%
Mixed Allocation
17.8%
Equity Option
16.9%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity Option	16.9%
Mixed Allocation	17.8%
Private Investment Fund	32.0%
Money Market Funds	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class, X	32.3%
Galaxy Plus Fund LLC	32.0%
Arrow Reserve Capital Management ETF	17.8%
Nomura Commodity Call Option	16.9%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow Managed Futures Strategy Fund - Class A Shares (MFTFX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-MFTFX

Arrow Managed Futures Strategy Fund

Class C Shares (MFTTX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$112	2.21%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$228,847,260
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$881,064
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	18.0%
Money Market Funds	32.6%
Private Investment Funds	32.3%
Purchased Options	17.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity Option	16.9%
Mixed Allocation	17.8%
Private Investment Fund	32.0%
Money Market Funds	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class, X	32.3%
Galaxy Plus Fund LLC	32.0%
Arrow Reserve Capital Management ETF	17.8%
Nomura Commodity Call Option	16.9%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow Managed Futures Strategy Fund - Class C Shares (MFTTX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-MFTTX

Arrow Managed Futures Strategy Fund

Institutional Class Shares (MFTNX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$62	1.21%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$228,847,260
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$881,064
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	18.0%
Money Market Funds	32.6%
Private Investment Funds	32.3%
Purchased Options	17.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity Option	16.9%
Mixed Allocation	17.8%
Private Investment Fund	32.0%
Money Market Funds	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class, X	32.3%
Galaxy Plus Fund LLC	32.0%
Arrow Reserve Capital Management ETF	17.8%
Nomura Commodity Call Option	16.9%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Arrow Managed Futures Strategy Fund - Institutional Class Shares (MFTNX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-MFTNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow DWA Tactical: Balanced Fund
Arrow DWA Tactical: Macro Fund
Arrow Managed Futures Strategy Fund

Semi-Annual Financial Statements
and Additional Information

January 31, 2025

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1%
	ASSET MANAGEMENT - 1.4%
60	Ameriprise Financial, Inc.	$32,602
31	Blackrock, Inc.	33,341
184	Blackstone, Inc.	32,588
1,060	Charles Schwab Corporation (The)	87,684
1,554	Franklin Resources, Inc.	34,561
1,815	Invesco Ltd.	34,902
214	KKR & Company, Inc.	35,753
469	Raymond James Financial, Inc.	79,017
277	T Rowe Price Group, Inc.	32,387
		402,835
	AUTOMOTIVE - 1.1%
10,511	Ford Motor Company	105,951
2,104	General Motors Company	104,064
276	Tesla, Inc.(a)	111,669
		321,684
	BANKING - 1.1%
570	Citigroup, Inc.	46,415
1,001	Fifth Third Bancorp	44,354
167	JPMorgan Chase & Company	44,639
2,595	KeyCorporation	46,659
199	PNC Financial Services Group, Inc. (The)	39,989
948	US Bancorp	45,295
515	Wells Fargo & Company	40,582
		307,933
	BANKS - 0.2%
923	Bank of America Corporation	42,735

	COMMERCIAL SUPPORT SERVICES - 0.6%
812	Cintas Corporation	162,863

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	CONSUMER FINANCE - 0.3%
395	Capital One Financial Corporation	$80,465

	DIVERSIFIED INDUSTRIALS - 1.1%
1,064	3M Company	161,941
707	Honeywell International, Inc.	158,170
		320,111
	ELECTRIC UTILITIES - 1.2%
14,465	AES Corporation (The)	159,115
1,039	Vistra Corporation	174,583
		333,698
	ELECTRICAL EQUIPMENT - 1.5%
561	A O Smith Corporation	37,755
308	Allegion plc	40,881
2,258	Amphenol Corporation, Class A	159,822
672	Carrier Global Corporation	43,935
529	Johnson Controls International plc	41,262
65	Lennox International, Inc.	38,507
127	Trane Technologies PLC	46,069
		408,231
	ENGINEERING & CONSTRUCTION - 1.2%
1,083	Quanta Services, Inc.	333,142

	ENTERTAINMENT CONTENT - 0.6%
747	Walt Disney Company (The)	84,456
7,670	Warner Bros Discovery, Inc.(a)	80,075
		164,531
	HOME CONSTRUCTION - 0.1%
506	Masco Corporation	40,116

	INDUSTRIAL SUPPORT SERVICES - 1.1%
1,438	Fastenal Company	105,319
139	United Rentals, Inc.	105,370
102	WW Grainger, Inc.	108,393
		319,082

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
414	Bank of New York Mellon Corporation (The)	$35,575
127	Goldman Sachs Group, Inc. (The)	81,330
581	Morgan Stanley	80,428
309	Northern Trust Corp.	34,698
326	State Street Corporation	33,128
		265,159
	INSURANCE - 1.2%
166	Allstate Corporation (The)	31,927
301	Arch Capital Group Ltd.	28,014
157	Assurant, Inc.	33,785
108	Chubb Ltd.	29,363
231	Cincinnati Financial Corporation	31,659
58	Erie Indemnity Company, Class A	23,371
268	Hartford Financial Services Group, Inc. (The)	29,895
382	Loews Corporation	32,642
135	Progressive Corporation (The)	33,269
123	Travelers Companies, Inc. (The)	30,157
529	W R Berkley Corporation	31,121
		335,203
	INTERNET MEDIA & SERVICES – 1.9%
332	Airbnb, Inc., Class A(a)	43,548
819	Alphabet, Inc., Class C	168,387
8	Booking Holdings, Inc.	37,900
238	Expedia Group, Inc.(a)	40,686
2,436	Match Group, Inc.	86,966
119	Meta Platforms, Inc., Class A	82,012
87	Netflix, Inc.(a)	84,978
		544,477
	LEISURE FACILITIES & SERVICES - 1.1%
1,569	Carnival Corporation(a)	43,414
184	Hilton Worldwide Holdings, Inc.	47,117
566	Live Nation Entertainment, Inc.(a)	81,889
141	Marriott International, Inc., Class A	40,973
1,417	Norwegian Cruise Line Holdings Ltd.(a)	40,172

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1% (Continued)
150	Royal Caribbean Cruises Ltd.	$39,990
		293,555
	MACHINERY - 0.3%
216	Caterpillar, Inc.	80,231

	OIL & GAS PRODUCERS - 1.1%
3,104	Kinder Morgan, Inc.	85,299
772	ONEOK, Inc.	75,015
429	Targa Resources Corporation	84,427
1,458	Williams Companies, Inc. (The)	80,817
		325,558
	RENEWABLE ENERGY - 0.1%
116	First Solar, Inc.(a)	19,432

	RETAIL - CONSUMER STAPLES - 2.2%
68	Costco Wholesale Corporation	66,632
846	Dollar General Corporation	60,117
845	Dollar Tree, Inc.(a)	61,981
474	Target Corporation	65,369
28,481	Walgreens Boots Alliance, Inc.	292,784
700	Walmart, Inc.	68,712
		615,595
	RETAIL - DISCRETIONARY - 1.3%
239	Builders FirstSource, Inc.(a)	39,980
1,075	Ross Stores, Inc.	161,852
1,311	TJX Companies, Inc. (The)	163,600
		365,432
	SEMICONDUCTORS - 1.0%
196	Advanced Micro Devices, Inc.(a)	22,726
127	Analog Devices, Inc.	26,911
90	Broadcom, Inc.	19,914
1,137	Intel Corporation	22,092
411	Microchip Technology, Inc.	22,317
195	Micron Technology, Inc.	17,792

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	SEMICONDUCTORS - 1.0% (Continued)
31	Monolithic Power Systems, Inc.	$19,758
181	NVIDIA Corporation	21,733
97	NXP Semiconductors N.V.	20,229
429	ON Semiconductor Corporation(a)	22,454
153	QUALCOMM, Inc.	26,458
210	Skyworks Solutions, Inc.	18,640
134	Texas Instruments, Inc.	24,738
		285,762
	SPECIALTY FINANCE - 0.9%
267	American Express Company	84,759
401	Discover Financial Services	80,637
1,173	Synchrony Financial	80,914
		246,310
	TECHNOLOGY HARDWARE - 2.9%
568	Arista Networks Inc(a)	65,451
1,059	Cisco Systems, Inc.	64,175
3,239	Corning, Inc.	168,687
212	F5, Inc.(a)	63,019
1,534	Garmin Ltd.	331,114
1,899	Juniper Networks, Inc.	66,199
137	Motorola Solutions, Inc.	64,287
		822,932
	TELECOMMUNICATIONS - 1.1%
1,372	T-Mobile US, Inc.	319,635

	TRANSPORTATION & LOGISTICS - 1.1%
1,571	Delta Air Lines, Inc.	105,681
3,397	Southwest Airlines Company	104,322
993	United Airlines Holdings, Inc.(a)	105,099
		315,102
	TRANSPORTATION EQUIPMENT - 0.9%
234	Cummins, Inc.	83,362
750	PACCAR, Inc.	83,160

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	TRANSPORTATION EQUIPMENT - 0.9% (Continued)
390	Westinghouse Air Brake Technologies Corporation	$81,089
		247,611
	WHOLESALE - DISCRETIONARY - 0.6%
2,768	Copart, Inc.(a)	160,350

	TOTAL COMMON STOCKS (Cost $7,112,136)	8,479,770

	EXCHANGE-TRADED FUNDS — 55.1%
	EQUITY - 27.6%
143,966	Arrow DWA Tactical: International ETF(b) (e)	4,136,257
17,701	Invesco S&P MidCap 400 Pure Growth ETF	886,820
24,619	iShares Cohen & Steers REIT ETF	1,492,404
2,976	Vanguard Growth ETF	1,245,010
		7,760,491
	FIXED INCOME - 26.4%
15,141	iShares 1-3 Year Treasury Bond ETF	1,245,953
11,860	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,274,476
16,580	iShares iBoxx High Yield Corporate Bond ETF	1,321,758
14,695	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,330,632
11,631	iShares TIPS Bond ETF	1,256,264
12,416	SPDR Bloomberg Convertible Securities ETF	996,632
		7,425,715
	MIXED ALLOCATION - 1.1%
3,126	Arrow Reserve Capital Management ETF(e)	313,444

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,534,493)	15,499,650

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares						Fair Value
	SHORT-TERM INVESTMENT — 4.5% (Continued)
	MONEY MARKET FUND - 4.5% (Continued)
1,265,445	First American Government Obligations Fund, Class X, 4.32%(c)(d) (Cost $1,265,445)					$1,265,445

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 7.7%
	CALL OPTIONS PURCHASED - 7.7%
840	Nomura Commodity Call Option(d) (g)	Nomura	12/20/2027	$0.0001	$850,500	$959,171
1,160	Nomura Financial Call Option(f)	Nomura	12/20/2027	0.0001	1,174,500	1,201,911
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					2,161,082

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,025,000)					2,161,082

	TOTAL INVESTMENTS - 97.4% (Cost $24,937,074)					$27,405,947
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%					727,265
	NET ASSETS - 100.0%					$28,133,212

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount	Value and Unrealized Appreciation
8	COMEX Gold 100 Troy Ounces Future(d)			04/29/2025	$2,268,000	$103,630
	TOTAL FUTURES CONTRACTS					103,630

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(d)	All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.

(e)	Affiliated Exchange-Traded Fund.

(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Nomura Financial Call option are shown on the subsequent pages.

(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Nomura Commodity Call option are shown on the subsequent pages.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Additional Information — Nomura Financial Call Option

The following table represents the individual positions and related values within the financial feeder option as of January 31, 2025.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
20		CBT Mini Dow	Mar-25	Nomura	$4,371,881	0.01%	$3,580
0	*	CFE Vix	May-25	Nomura	5,017	0.00%	5
0	*	CME E-mini Wed W1 5700	Feb-25	Nomura	1	0.00%	— ^
0	*	CME E-mini Wed W1 5725	Feb-25	Nomura	3	0.00%	(1)
29		Eurex Dax IDX	Mar-25	Nomura	15,941,242	0.16%	46,045
19		Eurex Euro-BTP	Mar-25	Nomura	2,354,549	0.00%	855
133		Eurex Stoxx 50 Index Future	Mar-25	Nomura	7,219,013	0.05%	14,283
25		Hang Seng IDX Fut	Feb-25	Nomura	3,125,013	0.03%	8,554
21		HKE Hang Seng	Feb-25	Nomura	2,762,240	0.03%	9,618
10		ICE Sonia SO3	Dec-25	Nomura	2,904,984	0.00%	46
10		IMM E-mini Nasdaq	Mar-25	Nomura	4,132,421	0.00%	122
28		IMM E-Mini S&P 500	Mar-25	Nomura	8,395,179	0.00%	1,252
0	*	IMM Mini S&P W1 5700	Feb-25	Nomura	1	0.00%	— ^
0	*	IMM Mini S&P W1 5725	Feb-25	Nomura	2	0.00%	— ^
193		Lif 3 Month Euriboar	Mar-25	Nomura	49,146,923	0.01%	2,818
11		ME Canadian Government Bond	Mar-25	Nomura	969,586	0.00%	1,033
21		MON CAC40 Index	Feb-25	Nomura	1,753,152	0.00%	304
70		New FTSE 100	Mar-25	Nomura	7,432,581	0.05%	14,049
9		OSE Nikkei SA	Mar-25	Nomura	2,237,144	0.01%	4,111
24		OSE Topix	Mar-25	Nomura	4,243,851	0.03%	9,764
57		S&P TSE 60 Index	Mar-25	Nomura	12,117,065	0.08%	22,182
56		SFE SPI 200	Mar-25	Nomura	7,319,160	0.06%	16,700
							$155,320

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
(336)		3-Month SOFR Futures	Jun-25	Nomura	$(80,525,225)	0.00%	$(198)
(196)		Australian Dollar	Mar-25	Nomura	(12,222,383)	0.00%	113
(151)		CBT 10 Year T-Note	Mar-25	Nomura	(16,371,801)	-0.02%	(5,693)
(278)		CBT 2 Year T-Note	Mar-25	Nomura	(57,114,843)	-0.01%	(1,537)
(292)		CBT 5 Year T-Note	Mar-25	Nomura	(31,009,404)	-0.02%	(5,465)
(69)		CBT T-Bonds	Mar-25	Nomura	(7,797,846)	-0.02%	(6,743)
(0	) *	CFE Vix	Feb-25	Nomura	(7,891)	0.00%	5
(1)		CFE Vix	Apr-25	Nomura	(20,379)	0.00%	(8)
(8)		CFE Vix	Mar-25	Nomura	(147,096)	0.00%	(347)
(12)		CFE Vix	Feb-25	Nomura	(199,704)	0.00%	(289)
(0	) *	CME E-Mini Wed W1 5975	Feb-25	Nomura	(30)	0.00%	7
(0	) *	CME E-Mini Wed W1 6025	Feb-25	Nomura	(78)	0.00%	3
(185)		CME Sw iss Franc	Mar-25	Nomura	(25,586,187)	-0.01%	(3,415)
(222)		Eurex BOBL	Mar-25	Nomura	(27,010,284)	-0.04%	(10,160)
(170)		Eurex Bund	Mar-25	Nomura	(23,269,147)	-0.05%	(13,574)
(292)		Eurex E-Schatz	Mar-25	Nomura	(32,354,162)	-0.02%	(4,987)
(221)		Eurex Oat	Mar-25	Nomura	(28,157,945)	-0.09%	(24,666)
(433)		IMM Canadian Dollar	Mar-25	Nomura	(30,112,746)	0.09%	24,707
(147)		IMM Euro FX	Mar-25	Nomura	(19,094,910)	-0.04%	(10,262)
(173)		IMM Mexican Peso	Mar-25	Nomura	(4,165,126)	0.00%	889
(0	) *	IMM Mini S&P W1 5975	Feb-25	Nomura	(16)	0.00%	1
(0	) *	IMM Mini S&P W1 6025	Feb-25	Nomura	(48)	0.00%	(7)
(235)		IMM New Zealand Dollar	Mar-25	Nomura	(13,252,560)	-0.02%	(4,761)
(249)		Japanese Yen	Mar-25	Nomura	(20,089,193)	-0.03%	(7,353)
(131)		Lif Long Gilt	Mar-25	Nomura	(14,881,634)	-0.06%	(17,255)
(69)		OSE 10 Year Japan Government	Mar-25	Nomura	(62,268,957)	-0.03%	(8,436)
(10)		Pound Sterling	Mar-25	Nomura	(726,159)	-0.01%	(1,731)
(64)		SFE 10 Year Australian Bond	Mar-25	Nomura	(4,515,215)	-0.02%	(4,993)
(222)		SFE 3 Year Australian Bond	Mar-25	Nomura	(14,716,914)	-0.02%	(6,514)
(20)		SGX Iron Ore 62%	Mar-25	Nomura	(210,676)	0.00%	— ^
							$(112,669)

*	Less than 1 contract

^	Less than $1 US Dollar

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Additional Information — Nomura Commodity Call Option

The following table represents the individual positions and related values within the commodity feeder option as of January 31, 2025.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
43		CME Crude	Apr-25	Nomura	$3,213,473	-0.05%	$(14,159)
0	*	CME Crude	Feb-25	Nomura	—	0.00%	(733)
43		CME Lean Hogs	Apr-25	Nomura	1,545,931	0.00%	679
35		CME Lean Hogs	Feb-25	Nomura	1,142,636	-0.01%	(2,253)
228		CME Live Cattle	Apr-25	Nomura	18,288,881	0.07%	18,378
48		CMX Gold	Feb-25	Nomura	13,219,055	0.07%	19,475
25		CMX Gold	Apr-25	Nomura	6,904,941	0.08%	21,106
46		CMX Silver	Mar-25	Nomura	7,175,350	0.04%	10,491
36		Copper-SR	Mar-25	Nomura	3,871,818	-0.02%	(6,269)
8		Corn	Mar-25	Nomura	194,606	0.00%	(596)
21		ICEUS Cocoa	Mar-25	Nomura	2,416,066	-0.01%	(1,618)
85		ICEUS CoffeeC	Mar-25	Nomura	10,967,227	0.32%	90,564
41		IPE Brent Crude	Apr-25	Nomura	3,235,704	-0.05%	(13,372)
27		LME Aluminum US	Mar-25	Nomura	1,775,128	-0.01%	(2,622)
34		LME Zinc US	Mar-25	Nomura	2,436,705	-0.02%	(6,087)
6		NYM Natural Gas	Apr-25	Nomura	203,978	-0.01%	(2,152)
14		NYM Platinum	Apr-25	Nomura	703,210	0.02%	4,939
16		NYM RBOB Gas	Apr-25	Nomura	1,520,940	-0.02%	(4,583)
4		NYM RBOB Gas	Feb-25	Nomura	336,472	-0.01%	(2,208)
107		TTF Nat Gas F_28	Feb-25	Nomura	3,603,865	0.02%	5,445
47		TTF Nat Gas F_31	Mar-25	Nomura	1,817,673	0.13%	36,500
							$150,925

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
(9)		CBT Bean Oil	Mar-25	Nomura	(239,281)	0.00%	789
(63)		CBT Red Wheat	Mar-25	Nomura	(1,760,330)	-0.02%	(5,524)
(141)		CBT Wheat	Mar-25	Nomura	(3,864,320)	-0.03%	(7,423)
(55)		CME Soybeans	Mar-25	Nomura	(2,870,925)	0.00%	(1,126)
(0	) *	Cotton	May-25	Nomura	(12,986)	0.00%	— ^
(415)		CSC Sugar 11	Mar-25	Nomura	(8,668,432)	-0.15%	(41,278)
(4)		Heating Oil	Apr-25	Nomura	(383,665)	0.00%	828
(28)		Ice LS GasOil	Apr-25	Nomura	(1,999,194)	0.02%	5,898
(9)		ICEUS Canola	Mar-25	Nomura	(81,457)	0.00%	(427)
(211)		ICEUS Cotton 2	Mar-25	Nomura	(7,098,609)	0.04%	12,567
(55)		Nickel US	Mar-25	Nomura	(5,130,447)	0.05%	14,081
(231)		SGX Iron Ore 62%	Mar-25	Nomura	(2,401,679)	-0.02%	(6,551)
(117)		Soybean Meal	Mar-25	Nomura	(3,535,380)	-0.01%	(2,663)
							$(30,829)

*	Less than 1 contract

^	Less than $1 US Dollar

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 84.4%
	EQUITY - 84.4%
73,941	Financial Select Sector SPDR Fund			$3,805,743
32,899	Industrial Select Sector SPDR Fund			4,551,577
74,396	Invesco Dividend Achievers ETF			3,529,346
47,590	Invesco S&P 500 Pure Value ETF			4,425,394
17,625	iShares MSCI USA Momentum Factor ETF			3,862,166
26,165	iShares MSCI USA Quality Factor ETF			4,797,614
48,010	iShares S&P 500 Growth ETF			5,002,163
19,149	Technology Select Sector SPDR Fund			4,419,781
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,881,587)			34,393,784

	SHORT-TERM INVESTMENT — 11.4%
	MONEY MARKET FUND - 11.4%
4,632,387	First American Government Obligations Fund, Class X, 4.32%(a)(c) (Cost $4,632,387)			4,632,387

	TOTAL INVESTMENTS - 95.8% (Cost $30,513,974)			$39,026,171
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%			1,724,947
	NET ASSETS - 100.0%			$40,751,118

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
13	COMEX Gold 100 Troy Ounces Future(c)	04/29/2025	$3,685,500	$168,790
21	COMEX Silver Future(c)	03/28/2025	3,387,825	146,825
	TOTAL FUTURES CONTRACTS			$315,615

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the ADWAT Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 17.8%
	MIXED ALLOCATION - 17.8%
405,877	Arrow Reserve Capital Management ETF (c) (d) (Cost $40,605,368)					$40,697,287

	PRIVATE INVESTMENT FUND — 32.0%
	FINANCIAL POOL - 32.0%
N/A	Galaxy Plus Fund LLC (Cost $71,783,498)					73,436,931

	SHORT-TERM INVESTMENT — 32.3%
	MONEY MARKET FUND - 32.3%
73,835,673	First American Government Obligations Fund, Class X, 4.32%(b)(e) (Cost $73,835,673)					73,835,673

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 16.9%
	CALL OPTIONS PURCHASED - 16.9%
29,512	Nomura Commodity Call Option(e)(f)	Nomura	12/20/2027	$0.0001	$30,961,356	$38,653,166

	TOTAL CALL OPTIONS PURCHASED (Cost - $30,961,356)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $30,961,356)					38,653,166

	TOTAL INVESTMENTS - 99.0% (Cost $217,185,895)					$226,623,057
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%					2,224,203
	NET ASSETS - 100.0%					$228,847,260

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(d)	Affiliated Exchange-Traded Fund.

(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). See Note 2.

(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Nomura Commodity Call option are shown on the subsequent pages.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Additional Information — Nomura Commodity Call Option

The following table represents the individual positions and related values within the commodity feeder option as of January 31, 2025.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
2,045	CME Crude	Apr-25	Nomura	$152,470,197	-0.14%	$(330,832)
258	CME Crude	Feb-25	Nomura	19,473,224	0.04%	101,656
1,742	CME Lean Hogs	Feb-25	Nomura	57,151,396	-0.03%	(75,344)
1,721	CME Lean Hogs	Apr-25	Nomura	61,672,654	0.02%	38,780
12,776	CME Live Cattle	Apr-25	Nomura	1,022,424,922	0.52%	1,200,121
2,782	CMX Gold	Feb-25	Nomura	760,868,448	0.54%	1,247,166
985	CMX Gold	Apr-25	Nomura	277,070,817	0.37%	850,515
2,574	CMX Silver	Mar-25	Nomura	401,792,232	0.31%	709,384
1,482	Copper-SR	Mar-25	Nomura	160,058,730	-0.09%	(199,619)
282	Corn	Mar-25	Nomura	6,912,357	-0.01%	(25,865)
1,184	ICEUS Cocoa	Mar-25	Nomura	132,057,612	0.03%	72,887
4,341	ICEUS CoffeeC	Mar-25	Nomura	551,915,005	1.75%	4,002,996
2,226	IPE Brent Crude	Apr-25	Nomura	173,731,063	-0.10%	(220,327)
1,110	LME Aluminum US	Mar-25	Nomura	73,295,177	-0.05%	(110,429)
1,839	LME Zinc US	Mar-25	Nomura	132,484,693	-0.16%	(377,050)
232	NYM Natural Gas	Apr-25	Nomura	7,842,561	-0.04%	(85,454)
512	NYM Platinum	Apr-25	Nomura	25,297,792	0.05%	114,717
671	NYM RBOB Gas	Apr-25	Nomura	65,620,834	-0.05%	(115,613)
377	NYM RBOB Gas	Feb-25	Nomura	32,893,601	0.00%	8,969
6,277	TTF Nat Gas F_28	Feb-25	Nomura	208,706,482	0.17%	381,254
1,880	TTF Nat Gas F_31	Mar-25	Nomura	73,249,717	0.64%	1,470,901
						$8,658,813

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
(1,217)	CBT Bean Oil	Mar-25	Nomura	$(31,756,858)	-0.10%	$(224,572)
(2,685)	CBT Red Wheat	Mar-25	Nomura	(75,557,828)	-0.08%	(179,907)
(6,473)	CBT Wheat	Mar-25	Nomura	(176,960,657)	-0.14%	(328,889)
(2,456)	CME Soybeans	Mar-25	Nomura	(128,559,311)	0.02%	43,262
(16)	Cotton	May-25	Nomura	(523,316)	0.00%	(10)
(24,511)	CSC Sugar 11	Mar-25	Nomura	(516,366,548)	-0.11%	(262,533)
(9)	Heating Oil	Feb-25	Nomura	(888,721)	0.00%	(7,782)
(350)	Heating Oil	Apr-25	Nomura	(35,494,569)	-0.03%	(63,052)
(1,528)	ICE LS GasOil	Apr-25	Nomura	(109,073,886)	0.00%	(6,518)
(705)	ICEUS Canola	Mar-25	Nomura	(6,142,341)	-0.01%	(28,899)
(9,628)	ICEUS Cotton 2	Mar-25	Nomura	(323,836,093)	0.19%	441,772
(2,776)	Nickel US	Mar-25	Nomura	(259,763,134)	0.17%	379,902
(14)	NYM Natural Gas	Feb-25	Nomura	(490,609)	-0.01%	(12,718)
(11,049)	SGX Iron Ore 62%	Mar-25	Nomura	(113,411,950)	-0.15%	(333,264)
(5,074)	Soyben Meal	Mar-25	Nomura	(154,003,589)	0.02%	50,894
						$(532,314)

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2025

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$20,796,117	$30,513,974	$176,580,527
Affiliated companies, At cost	4,140,957	—	40,605,368
Investments, At cost	$24,937,074	$30,513,974	$217,185,895
Unaffiliated companies, At value	$22,956,246	$39,026,171	$185,925,770
Affiliated companies, At value	4,449,701	—	40,697,287
Investments, At value	$27,405,947	$39,026,171	$226,623,057
Cash	—	—	2,094,839
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	371,818	1,027,535	—
Options - Goldman Sachs & Co. LLC	168,454	626,916	—
Unrealized appreciation on futures contracts	103,630	315,615	—
Receivable for Fund shares sold	—	24,175	196,821
Receivable for securities sold	1,004,763	—	—
Dividends and interest receivable	14,329	18,047	493,093
Prepaid expenses and other assets	10,539	40,712	102,180
TOTAL ASSETS	29,079,480	41,079,171	229,509,990

LIABILITIES
Payable for investments purchased	735,913	—	—
Investment advisory fees payable	19,606	28,534	159,892
Payable for fund shares repurchased	127,046	202,510	305,499
Payable to related parties	37,675	56,355	160,689
Distribution (12b-1) fees payable	—	3,312	7,926
Accrued expenses and other liabilities	26,028	37,342	28,724
TOTAL LIABILITIES	946,268	328,053	662,730
NET ASSETS	$28,133,212	$40,751,118	$228,847,260

Net Assets Consist Of:

Paid in capital	$25,434,393	$33,266,784	$229,574,230
Accumulated earnings (deficit)	2,698,819	7,484,334	(726,970)
NET ASSETS	$28,133,212	$40,751,118	$228,847,260

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2025

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$22,502,343	$23,845,660	$26,958,849
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,905,887	2,416,069	4,519,488
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.81	$9.87	$5.97
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.53	$10.47	$6.33

Class C Shares:
Net Assets	$1,734,774	$1,908,323	$2,043,977
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	164,866	219,061	382,422
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.52	$8.71	$5.34	(c)

Institutional Class Shares:
Net Assets	$3,896,095	$14,997,135	$199,844,434
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	322,148	1,500,126	32,782,708
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.09	$10.00	$6.10

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

(c)	The NAV shown above differs from the traded NAV on January 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2025

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$289,385	$219,423	$—
Dividends from affiliated companies	7,430	—	964,729
Interest	90,905	126,718	3,816,266
Less: Witholding tax	(30)	—	—
TOTAL INVESTMENT INCOME	387,690	346,141	4,780,995

EXPENSES
Investment advisory fees	137,214	185,274	893,073
Distribution (12b-1) fees, Class A	29,785	30,774	33,470
Distribution (12b-1) fees, Class C	12,369	10,519	11,253
Registration fees	32,767	32,678	42,732
Administrative services fees	24,198	27,223	111,913
Professional fees	19,408	20,414	28,733
Third party administrative servicing fees	15,123	22,181	50,273
Transfer agent fees	12,703	13,309	57,469
Accounting services fees	7,864	10,284	52,024
Printing and postage expenses	5,042	5,042	9,075
Trustees’ fees and expenses	4,201	4,201	4,201
Custodian fees	3,647	3,630	10,042
Compliance officer fees	1,391	2,178	9,075
Insurance expense	1,260	1,715	8,067
Other expenses	1,310	1,310	1,310
TOTAL EXPENSES	308,282	370,732	1,322,710
Less: Fees waived	(1,486)	—	(12,009)
NET EXPENSES	306,796	370,732	1,310,701

NET INVESTMENT INCOME (LOSS)	80,894	(24,591)	3,470,294

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Securities, unaffiliated companies	983,223	990,471	(787,822)
Securities, affiliated companies	(7,507)	—	—
Futures contracts	164,706	145,411	—
Swap contracts	(226,505)	—	(6,548,672)
Written options	(79,845)	(209,550)	—
	834,072	926,332	(7,336,494)

Net change in unrealized appreciation/ (depreciation) of:
Securities, unaffiliated companies	(212,223)	1,771,499	9,345,243
Securities, affiliated companies	(326,029)	—	31,740
Futures contracts	87,950	432,545	—
Swap contracts	24,581	—	(253,220)
Written Options	(7,200)	(18,000)	—
	(432,921)	2,186,044	9,123,763

NET REALIZED AND UNREALIZED GAIN	401,151	3,112,376	1,787,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$482,045	$3,087,785	$5,257,563

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024
FROM OPERATIONS
Net investment income	$80,894	$409,298
Net realized gain from securities, futures contracts, written options and swap contracts	834,072	224,447
Net change in unrealized appreciation (depreciation) of securities, futures contracts, written options and swap contracts	(432,921)	1,302,257
Net increase in net assets resulting from operations	482,045	1,936,002

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(29,429)	(1,067,233)
Class C	—	(93,882)
Institutional Class	(16,021)	(277,958)
Net decrease in net assets from distributions to shareholders	(45,450)	(1,439,073)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	98,118	1,298,733
Class C	52,093	26,668
Institutional Class	495,591	433,674
Net asset value of shares issued in reinvestment of distributions:
Class A	27,578	981,697
Class C	—	91,429
Institutional Class	14,336	261,293
Redemption fee proceeds:
Class A	—	1
Institutional Class	—	— *
Payments for shares redeemed:
Class A	(2,777,957)	(4,378,661)
Class C	(1,050,555)	(1,765,962)
Institutional Class	(958,222)	(3,955,223)
Net decrease in net assets from shares of beneficial interest	(4,099,018)	(7,006,351)

TOTAL DECREASE IN NET ASSETS	(3,662,423)	(6,509,422)

NET ASSETS
Beginning of Period	31,795,635	38,305,057
End of Period	$28,133,212	$31,795,635

*	Less than $1 dollar.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024

SHARE ACTIVITY - Class A
Shares Sold	8,436	117,264
Shares Reinvested	2,377	90,646
Shares Redeemed	(238,210)	(392,766)
Net decrease in shares of beneficial interest outstanding	(227,397)	(184,856)

SHARE ACTIVITY - Class C
Shares Sold	4,983	2,655
Shares Reinvested	—	9,406
Shares Redeemed	(102,076)	(179,146)
Net decrease in shares of beneficial interest outstanding	(97,093)	(167,085)

SHARE ACTIVITY - Institutional Class
Shares Sold	41,280	37,923
Shares Reinvested	1,207	23,561
Shares Redeemed	(79,948)	(350,436)
Net decrease in shares of beneficial interest outstanding	(37,461)	(288,952)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024
FROM OPERATIONS
Net investment loss	$(24,591)	$(125,202)
Net realized gain (loss) from securities, futures contracts and written options	926,332	(2,245,550)
Net change in unrealized appreciation of securities, futures contracts and written options	2,186,044	3,744,763
Net increase in net assets resulting from operations	3,087,785	1,374,011

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	—	(343,238)
Class C	—	(5,558)
Institutional Class	—	(265,581)
Net decrease in net assets from distributions to shareholders	—	(614,377)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	311,010	875,610
Class C	17,643	18,900
Institutional Class	1,041,595	1,992,386
Net asset value of shares issued in reinvestment of distributions:
Class A	—	319,433
Class C	—	5,363
Institutional Class	—	240,595
Redemption fee proceeds:
Institutional Class	6	93
Payments for shares redeemed:
Class A	(3,039,050)	(6,827,922)
Class C	(515,684)	(1,946,207)
Institutional Class	(1,335,317)	(16,136,486)
Net decrease in net assets from shares of beneficial interest	(3,519,797)	(21,458,235)

TOTAL DECREASE IN NET ASSETS	(432,012)	(20,698,601)

NET ASSETS
Beginning of Period	41,183,130	61,881,731
End of Period	$40,751,118	$41,183,130

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024
SHARE ACTIVITY - Class A
Shares Sold	32,556	102,690
Shares Reinvested	—	38,118
Shares Redeemed	(321,248)	(801,431)
Net decrease in shares of beneficial interest outstanding	(288,692)	(660,623)

SHARE ACTIVITY - Class C
Shares Sold	2,106	2,523
Shares Reinvested	—	719
Shares Redeemed	(61,271)	(257,055)
Net decrease in shares of beneficial interest outstanding	(59,165)	(253,813)

SHARE ACTIVITY - Institutional Class
Shares Sold	107,769	231,612
Shares Reinvested	—	28,405
Shares Redeemed	(141,714)	(1,904,122)
Net decrease in shares of beneficial interest outstanding	(33,945)	(1,644,105)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024
FROM OPERATIONS
Net investment income	$3,470,294	$7,672,905
Net realized loss from securities and swap contracts	(7,336,494)	(20,472,197)
Net change in unrealized appreciation/(depreciation) of securities and swap contracts	9,123,763	(2,089,814)
Net increase (decrease) in net assets resulting from operations	5,257,563	(14,889,106)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	—	(3,294,010)
Class C	—	(340,303)
Institutional Class	—	(13,081,987)
Net decrease in net assets from distributions to shareholders	—	(16,716,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,932,177	17,965,862
Class C	200,250	1,525,230
Institutional Class	32,234,049	80,745,810
Net asset value of shares issued in reinvestment of distributions:
Class A	—	3,137,937
Class C	—	322,395
Institutional Class	—	12,473,367
Redemption fee proceeds:
Class A	1,513	23,835
Class C	48	251
Institutional Class	1,359	2,131
Payments for shares redeemed:
Class A	(5,774,758)	(22,962,596)
Class C	(654,008)	(2,300,014)
Institutional Class	(15,878,048)	(39,683,933)
Net increase in net assets from shares of beneficial interest	14,062,582	51,250,275

TOTAL INCREASE IN NET ASSETS	19,320,145	19,644,869

NET ASSETS
Beginning of Period	209,527,115	189,882,246
End of Period	$228,847,260	$209,527,115

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024
SHARE ACTIVITY - Class A
Shares Sold	697,665	2,800,702
Shares Reinvested	—	532,757
Shares Redeemed	(1,024,345)	(3,709,820)
Net decrease in shares of beneficial interest outstanding	(326,680)	(376,361)

SHARE ACTIVITY - Class C
Shares Sold	39,582	259,131
Shares Reinvested	—	60,487
Shares Redeemed	(130,635)	(418,174)
Net decrease in shares of beneficial interest outstanding	(91,053)	(98,556)

SHARE ACTIVITY - Institutional Class
Shares Sold	5,577,204	13,013,614
Shares Reinvested	—	2,075,435
Shares Redeemed	(2,729,042)	(6,196,335)
Net increase in shares of beneficial interest outstanding	2,848,162	8,892,714

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year	Year
	January 31,		Ended	Ended	Ended		Ended	Ended
	2025		July 31,	July 31,	July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2024	2023	2022		2021	2020
Net asset value, beginning of period	$11.62		$11.38	$11.90	$13.25		$12.92	$11.91

Activity from investment operations:
Net investment income (loss) (1)	0.04		0.14	0.09	(0.00	) (7)	(0.10)	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	0.17		0.58	0.07	(0.73)		1.92	1.25
Total from investment operations	0.21		0.72	0.16	(0.73)		1.82	1.25

Paid-in-capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)

Less distributions from:
Net investment income	(0.02)		(0.48)	(0.31)	—		(0.03)	(0.15)
Net realized gains	—		—	(0.37)	(0.62)		(1.46)	(0.09)
Total distributions	(0.02)		(0.48)	(0.68)	(0.62)		(1.49)	(0.24)

Net asset value, end of period	$11.81		$11.62	$11.38	$11.90		$13.25	$12.92
Total return (2)	1.77	% (9)	6.64%	1.37%	(5.76)%		14.81%	10.72%
Net assets, end of period (000s)	$22,502		$24,790	$26,386	$28,725		$33,420	$25,289

Ratio of gross expenses to average net assets (4)(6)	2.00	% (8)	1.93%	1.85%	1.85%		1.86%	1.83%
Ratio of net expenses to average net assets (4)	1.99	% (8)	1.92%	1.84%	1.84%		1.85%	1.82%
Ratio of net investment income (loss) to average net assets (4)(5)	0.55	% (8)	1.25%	0.89%	(0.03)%		(0.76)%	(0.04)%
Portfolio Turnover Rate	50	% (9)	135%	149%	122%		112%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Amount represents greater than $(0.01) per share.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year		Year	Year
	January 31,		Ended	Ended		Ended		Ended	Ended
	2025		July 31,	July 31,		July 31,		July 31,	July 31,
Class C Shares	(Unaudited)		2024	2023		2022		2021	2020
Net asset value, beginning of period	$10.38		$10.15	$10.64		$12.01		$11.89	$10.92

Activity from investment operations:
Net investment income (loss) (1)	(0.01	) (10)	0.05	0.01		(0.09)		(0.17)	(0.09)
Net realized and unrealized gain (loss) on investments	0.15		0.52	0.07		(0.66)		1.75	1.16
Total from investment operations	0.14		0.57	0.08		(0.75)		1.58	1.07

Paid-in-capital from redemption fees	—		—	—		0.00	(3)	0.00 (3)	—

Less distributions from:
Net investment income	—		(0.34)	(0.20)		—		—	(0.01)
Net realized gains	—		—	(0.37)		(0.62)		(1.46)	(0.09)
Total distributions	—		(0.34)	(0.57)		(0.62)		(1.46)	(0.10)

Net asset value, end of period	$10.52		$10.38	$10.15		$10.64		$12.01	$11.89
Total return (2)	1.35	% (9)	5.81%	0.69	% (7)	(6.55	)% (7)	14.04%	9.87%
Net assets, end of period (000s)	$1,735		$2,719	$4,354		$5,650		$8,150	$18,613

Ratio of gross expenses to average net assets (4)(6)	2.75	% (8)	2.68%	2.60%		2.60%		2.61%	2.58%
Ratio of net expenses to average net assets (4)	2.74	% (8)	2.67%	2.59%		2.59%		2.60%	2.57%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.20	)% (8)	0.50%	0.14%		(0.80)%		(1.51)%	(0.79)%
Portfolio Turnover Rate	50	% (9)	135%	149%		122%		112%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

(10)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Year	Year
	January 31,		Ended		Ended		Ended		Ended	Ended
	2025		July 31,		July 31,		July 31,		July 31,	July 31,
Institutional Class Shares	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$11.92		$11.66		$12.18		$13.52		$13.15	$12.12

Activity from investment operations:
Net investment income (loss) (1)	0.05		0.17		0.13		0.03		(0.07)	0.03
Net realized and unrealized gain (loss) on investments	0.17		0.60		0.07		(0.75)		1.96	1.27
Total from investment operations	0.22		0.77		0.20		(0.72)		1.89	1.30

Paid-in-capital from redemption fees	—		—		0.00	(3)	—		0.00 (3)	—

Less distributions from:
Net investment income	(0.05)		(0.51)		(0.35)		—		(0.06)	(0.18)
Net realized gains	—		—		(0.37)		(0.62)		(1.46)	(0.09)
Total distributions	(0.05)		(0.51)		(0.72)		(0.62)		(1.52)	(0.27)

Net asset value, end of period	$12.09		$11.92		$11.66		$12.18		$13.52	$13.15
Total return (2)	1.83	% (9)	6.94	% (7)	1.63	% (7)	(5.57	)% (7)	15.14%	11.02%
Net assets, end of period (000s)	$3,896		$4,286		$7,565		$8,932		$13,973	$6,735

Ratio of gross expenses to average net assets (4)(6)	1.75	% (8)	1.68%		1.60%		1.61%		1.61%	1.58%
Ratio of net expenses to average net assets (4)	1.74	% (8)	1.67%		1.59%		1.59%		1.59%	1.57%
Ratio of net investment income (loss) to average net assets (4)(5)	0.80	% (8)	1.50%		1.15%		0.20%		(0.51)%	0.27%
Portfolio Turnover Rate	50	% (9)	135%		149%		122%		112%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.15		$8.78	$9.55	$10.59	$9.50	$9.94

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.03)	0.13	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.73		0.51	(0.28)	1.05	1.89	0.20
Total from investment operations	0.72		0.48	(0.15)	1.02	1.79	0.21

Paid-in-capital from redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Less distributions from:
Net investment income	—		(0.11)	(0.53)	—	(0.49)	(0.09)
Net realized gains	—		—	(0.09)	(2.06)	(0.21)	(0.56)
Total distributions	—		(0.11)	(0.62)	(2.06)	(0.70)	(0.65)

Net asset value, end of period	$9.87		$9.15	$8.78	$9.55	$10.59	$9.50
Total return (2)	7.87	% (8)	5.61%	(1.39)%	10.87%	19.46%	2.03%
Net assets, end of period (000s)	$23,846		$24,736	$29,536	$31,558	$27,287	$17,875

Ratio of gross expenses to average net assets (4)(6)	1.85	% (7)	1.84%	1.65%	1.69%	1.83%	1.74%
Ratio of net expenses to average net assets (4)	1.85	% (7)	1.84%	1.65%	1.69%	1.83%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.17	)% (7)	(0.30)%	1.46%	(0.25)%	(0.98)%	0.07%
Portfolio Turnover Rate	10	% (8)	76%	159%	150%	152%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.10		$7.75	$8.49	$9.70	$8.75	$9.20

Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.08)	0.05	(0.10)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	0.65		0.44	(0.24)	0.95	1.72	0.19
Total from investment operations	0.61		0.36	(0.19)	0.85	1.57	0.13

Paid-in-capital from redemption fees	—		—	—	0.00 (3)	0.00 (3)	0.00 (3)

Less distributions from:
Net investment income	—		(0.01)	(0.46)	—	(0.41)	(0.02)
Net realized gains	—		—	(0.09)	(2.06)	(0.21)	(0.56)
Total distributions	—		(0.01)	(0.55)	(2.06)	(0.62)	(0.58)

Net asset value, end of period	$8.71		$8.10	$7.75	$8.49	$9.70	$8.75
Total return (2)	7.53	% (8)	4.70%	(2.13)%	10.00%	18.51%	1.24%
Net assets, end of period (000s)	$1,908		$2,254	$4,121	$6,676	$9,047	$21,539

Ratio of gross expenses to average net assets (4)(6)	2.60	% (7)	2.59%	2.40%	2.44%	2.58%	2.49%
Ratio of net expenses to average net assets (4)	2.60	% (7)	2.59%	2.40%	2.43%	2.58%	2.49%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.92	)% (7)	(1.05)%	0.71%	(1.06)%	(1.62)%	(0.67)%
Portfolio Turnover Rate	10	% (8)	76%	159%	150%	152%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.25		$8.88	$9.66	$10.66	$9.56	$10.01

Activity from investment operations:
Net investment income (loss) (1)	0.01	(9)	(0.01)	0.15	0.01	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	0.74		0.52	(0.28)	1.05	1.89	0.20
Total from investment operations	0.75		0.51	(0.13)	1.06	1.82	0.23

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.14)	(0.56)	—	(0.51)	(0.12)
Net realized gains	—		—	(0.09)	(2.06)	(0.21)	(0.56)
Total distributions	—		(0.14)	(0.65)	(2.06)	(0.72)	(0.68)

Net asset value, end of period	$10.00		$9.25	$8.88	$9.66	$10.66	$9.56
Total return (2)	8.11	% (8)	5.84%	(1.24)%	11.20%	19.73%	2.23%
Net assets, end of period (000s)	$14,997		$14,193	$28,224	$43,333	$17,919	$45,834

Ratio of gross expenses to average net assets (4)(6)	1.60	% (7)	1.59%	1.40%	1.44%	1.58%	1.49%
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.59%	1.40%	1.44%	1.58%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	0.08	% (7)	(0.05)%	1.71%	0.09%	(0.65)%	0.34%
Portfolio Turnover Rate	10	% (8)	76%	159%	150%	152%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

(9)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year		Year	Year
	January 31,		Ended	Ended		Ended		Ended	Ended
	2025		July 31,	July 31,		July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2024	2023		2022		2021	2020
Net asset value, beginning of period	$5.85		$6.99	$8.17		$6.33		$5.94	$7.37

Activity from investment operations:
Net investment income (loss) (1)	0.09		0.24	0.16		(0.09)		(0.09)	(0.00	) (8)
Net realized and unrealized gain (loss) on investments	0.03		(0.76)	1.41		2.07		0.48	(0.71)
Total from investment operations	0.12		(0.52)	1.57		1.98		0.39	(0.71)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	—		(0.62)	(2.75)		(0.14)		—	(0.72)
Total distributions	—		(0.62)	(2.75)		(0.14)		—	(0.72)

Net asset value, end of period	$5.97		$5.85	$6.99		$8.17		$6.33	$5.94
Total return (2)	2.05	% (10)	(7.56)%	21.57	% (7)	31.98	% (7)	6.57%	(11.47)%
Net assets, end of period (000s)	$26,959		$28,341	$36,498		$20,271		$6,502	$7,415

Ratio of gross expenses to average net assets (4)(6)	1.47	% (9)	1.49%	1.46%		1.55%		1.61%	1.53%
Ratio of net expenses to average net assets (4)	1.46	% (9)	1.47%	1.45%		1.54%		1.59%	1.51%
Ratio of net investment income (loss) to average net assets (4)(5)	3.09	% (9)	3.77%	2.24%		(1.18)%		(1.51)%	0.02%
Portfolio Turnover Rate	0	% (10)	12%	0%		0%		11%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Amount represents greater than $(0.01) per share.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Year	Year
	January 31,		Ended		Ended		Ended		Ended	Ended
	2025		July 31,		July 31,		July 31,		July 31,	July 31,
Class C Shares	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$5.26		$6.37		$7.66		$5.93		$5.61	$7.02

Activity from investment operations:
Net investment income (loss) (1)	0.06		0.17		0.09		(0.14)		(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	0.02		(0.69)		1.30		1.96		0.45	(0.67)
Total from investment operations	0.08		(0.52)		1.39		1.82		0.32	(0.71)

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	—		(0.59)		(2.68)		(0.09)		—	(0.70)
Total distributions	—		(0.59)		(2.68)		(0.09)		—	(0.70)

Net asset value, end of period	$5.34		$5.26		$6.37		$7.66		$5.93	$5.61
Total return (2)	1.52	% (7)(9)	(8.26	)% (7)	20.31	% (7)	31.09	% (7)	5.70%	(12.07)%
Net assets, end of period (000s)	$2,044		$2,491		$3,646		$3,231		$1,799	$2,379

Ratio of gross expenses to average net assets (4)(6)	2.22	% (8)	2.24%		2.21%		2.29%		2.36%	2.28%
Ratio of net expenses to average net assets (4)	2.21	% (8)	2.22%		2.20%		2.28%		2.34%	2.26%
Ratio of net investment income (loss) to average net assets (4)(5)	2.34	% (8)	3.02%		1.49%		(1.95)%		(2.26)%	(0.70)%
Portfolio Turnover Rate	0	% (9)	12%		0%		0%		11%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year		Year	Year
	January 31,		Ended	Ended		Ended		Ended	Ended
	2025		July 31,	July 31,		July 31,		July 31,	July 31,
Institutional Class Shares	(Unaudited)		2024	2023		2022		2021	2020
Net asset value, beginning of period	$5.97		$7.12	$8.29		$6.42		$6.01	$7.44

Activity from investment operations:
Net investment income (loss) (1)	0.10		0.25	0.18		(0.07)		(0.08)	0.02
Net realized and unrealized gain (loss) on investments	0.03		(0.78)	1.41		2.09		0.49	(0.72)
Total from investment operations	0.13		(0.53)	1.59		2.02		0.41	(0.70)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	—		(0.62)	(2.76)		(0.15)		—	(0.73)
Total distributions	—		(0.62)	(2.76)		(0.15)		—	(0.73)

Net asset value, end of period	$6.10		$5.97	$7.12		$8.29		$6.42	$6.01
Total return (2)	2.18	% (9)	(7.44)%	21.64	% (7)	32.34	% (7)	6.82%	(11.23)%
Net assets, end of period (000s)	$199,844		$178,695	$149,738		$108,933		$84,202	$74,005

Ratio of gross expenses to average net assets (4)(6)	1.22	% (8)	1.24%	1.21%		1.29%		1.36%	1.28%
Ratio of net expenses to average net assets (4)	1.21	% (8)	1.22%	1.20%		1.27%		1.34%	1.26%
Ratio of net investment income (loss) to average net assets (4)(5)	3.34	% (8)	4.02%	2.49%		(1.01)%		(1.26)%	0.26%
Portfolio Turnover Rate	0	% (9)	12%	0%		0%		11%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2025

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns. ADTMF is a “fund of funds”, in that it will generally invest in other investment companies. ADTBF commenced operations on August 8, 2006. ADTMF commenced operations on May 30, 2008. AMFSF commenced operations on April 30, 2010.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares.

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January 31, 2025

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Board-designated Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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January 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2025 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,479,770	$—	$—	$8,479,770
Exchange-Traded Funds	15,499,650	—	—	15,499,650
Short Term Investment	1,265,445	—	—	1,265,445
Call Options Purchased	2,161,082	—	—	2,161,082
Open Long Futures Contracts *	103,630	—	—	103,630
Total	$27,509,577	$—	$—	$27,509,577

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,393,784	$—	$—	$34,393,784
Short Term Investment	4,632,387	—	—	4,632,387
Open Long Futures Contracts *	315,615	—	—	315,615
Total	$39,341,786	$—	$—	$39,341,786

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,697,287	$—	$—	$40,697,287
Private Investments **	—	—	—	73,436,931
Short Term Investment	73,835,673	—	—	73,835,673
Call Options Purchased	38,653,166	—	—	38,653,166
Total	$153,186,126	$—	$—	$226,623,057

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts open as of January 31, 2025.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT -CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2025	January 31, 2025
ADB-CFC	12/5/2012	$1,747,438	6.21%
ADT-CFC	12/12/2011	1,483,026	3.64%
AMFS-CFC	7/23/2010	53,637,635	23.44%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2021 – July 31, 2023, or expected to be taken in the Funds’ July 31, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended January 31, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the six months ended January 31, 2025 for any Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

ADTBF and AMFSF hold fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity and financial pools engaged in the trading of futures and options on futures. According to the terms of the options, the Advisor may increase or decrease this exposure on a daily basis. ADTBF and AMFSF pay an upfront premium of 1.25% per annum, which is charged based on the contract year. The upfront premium is 0.3125%, paid quarterly, and is accrued daily over the contract period. The option contracts were initially entered into as of December 20, 2024, and have a two year valuation period, which may be extended or reduced to zero at any time.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap

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January 31, 2025

agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of January 31, 2025:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$959,171	Investment Securities: Unaffiliated companies at value	$—
Call Options Purchased: Financial Risk	Investment Securities: Unaffiliated companies at value	1,201,911	Investment Securities: Unaffiliated companies at value	—
Futures: Commodity Risk	Unrealized appreciation on futures contracts	103,630	Unrealized depreciation on futures contracts	—
		$2,264,712		$—

Fair Values of Derivative Instruments in ADTMF as of January 31, 2025:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$315,615		$—
		$315,615		$—

Fair Values of Derivative Instruments in AMFSF as of January 31, 2025:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$38,653,166	Investment Securities: Unaffiliated companies at value	$—
		$38,653,166		$—

The average notional value of the derivative instruments for the six months ended January 31, 2025 is disclosed below:

	Average Notional Value
	Long	Purchased Call	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Options	Swap	Swap
ADTBF	$2,233,720	$2,025,000	$4,564,360	$2,852,725	$1,970,782	$1,628,912
ADTMF	7,264,953	—	11,981,445	7,417,085	—	—
AMFSF	—	30,961,356	—	—	85,555,517	112,390,834

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2025:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Futures contracts	$164,706	$—	$—	$—	$164,706
Securities, unaffiliated companies	—	—	(74,530)	—	(74,530)
Swap contracts	48,104	(274,609)	—	—	(226,505)
Written Options	—	—	(79,845)	—	(79,845)
Total net realized gain (loss)	$212,810	$(274,609)	$(154,375)	$—	$(216,174)

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$87,950	$—	$—	$—	$87,950
Securities, unaffiliated companies	108,671	27,411	8,410	—	144,492
Swap contracts	(54,011)	78,592	—	—	24,581
Written Options	—	—	(7,200)	—	(7,200)
Total net change in unrealized appreciation	$142,610	$106,003	$1,210	$—	$249,823

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Futures contracts	$145,411	$—	$—	$—	$145,411
Securities, unaffiliated companies	—	—	(196,411)	—	(196,411)
Written options	—	—	(209,550)	—	(209,550)
Total net realized gain (loss)	$145,411	$—	$(405,961)	$—	$(260,550)

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$432,545	$—	$—	$—	$432,545
Securities, unaffiliated companies	—	—	22,426	—	22,426
Written Options	—	—	(18,000)	—	(18,000)
Total net change in unrealized appreciation	$432,545	$—	$4,426	$—	$436,971

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$—	$(787,822)	$—	$—	$(787,822)
Swap contracts	1,968,586	(8,517,258)	—	—	(6,548,672)
Total net realized gain (loss)	$1,968,586	$(9,305,080)	$—	$—	$(7,336,494)

Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$7,691,810	$—	$—	$—	$7,691,810
Swap contracts	3,317,302	(3,570,522)	—	—	(253,220)
Total net change in unrealized appreciation (depreciation)	$11,009,112	$(3,570,522)	$—	$—	$7,438,590

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2025, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2025.

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Future Contracts - Goldman Sachs	$103,630	$—	$103,630	$—	$—	$103,630
Call Options Purchased - Nomura	2,161,082	—	2,161,082	—	—	2,161,082
Total	$2,264,712	$—	$2,264,712	$—	$—	$2,264,712

ADTMF
Futures Contracts - Goldman Sachs	$315,615	$—	$315,615	$—	$—	$315,615
Total	$315,615	$—	$315,615	$—	$—	$315,615

AMFSF
Call Options Purchased - Nomura	$38,653,166	$—	$38,653,166	$—	$—	$38,653,166
Total	$38,653,166	$—	$38,653,166	$—	$—	$38,653,166

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
ADBF	$13,056,380	$17,848,276
ADTMF	3,440,012	9,800,924
AMFSF	71,783,498	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the six months ended January 31, 2025, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”) and Arrow Reserve Capital Management ETF (“ARCM”). ADTMF invested in no affiliated funds, and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM and DWCR and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in ARCM, respectively. For the six months ended January 31, 2025, the Advisor waived $1,486, $0, and $12,009, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2025, the Distributor received $24,882, of which $3,634 was retained in commissions.

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Trust for serving in such capacities.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2025 ADTBF, ADTMF and AMFSF assessed $0, $6, and $2,920 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2025, ADTBF and AMFSF owned 0.7% and 88.2% of ARCM, respectively. As of January 31, 2025, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 1.1% and 17.8%, respectively.

ADTBF invests a portion of its assets in Arrow DWA Tactical: International ETF (“DWCR”), a series of the Trust that is advised by the Advisor. DWCR seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of January 31, 2025, ADTBF owned 72.0% of DWCR. As of January 31, 2025, the percentage of ADTBF’s net assets invested in DWCR was 14.7%.

AMFSF invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

should be read in conjunction with AMFSF’s financial statements. As of January 31, 2025, the percentage of AMFSF’s net assets invested in First American was 32.3%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2025 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the six months ended January 31, 2025 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	of Period	(Depreciation)	Period
ARCM	Arrow Reserve Capital Management ETF	$313,200	$—	$—	$—	$7,430	$313,444	$244	3,126
DWCR	Arrow DWA Tactical: International ETF	5,168,518	—	(698,481)	(7,507)	—	4,136,257	(326,273)	143,966
		$5,481,718	$—	$(698,481)	$(7,507)	$7,430	$4,449,701	$(326,029)

AMFSF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Tickers	Description	Period	Purchases	Proceeds	Loss	Income	of Period	(Depreciation)	Period
ARCM	Arrow Reserve Capital Management ETF	$40,665,547	$—	$—	$—	$964,729	$40,697,287	$31,740	405,877

For the six months ended January 31, 2025, there were no cross trade transactions executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2024 and July 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2024	Income	Capital Gains	Capital	Total
ADBF	$1,439,073	$—	$—	$1,439,073
ADTMF	614,377	—	—	614,377
AMFSF	16,716,300	—	—	16,716,300

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2023	Income	Capital Gains	Capital	Total
ADBF	$1,038,839	$1,242,524	$—	$2,281,363
ADTMF	4,652,755	489,093	—	5,141,848
AMFSF	49,924,390	—	—	49,924,390

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

As of July 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$44,929	$—	$—	$(769,346)	$—	$2,986,641	$2,262,224
ADTMF	—	—	(178,046)	(2,173,369)	—	6,747,964	4,396,549
AMFSF	—	—	(5,151,220)	(888,686)	—	55,373	(5,984,533)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures, options and swap contracts, and undistributed long term capital gains from Form 2439.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$—
ADTMF	—
AMFSF	5,127,310

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTMF	178,046
AMFSF	23,910

At July 31, 2024, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

				CLCF
	Short-Term	Long-Term	Total	UTIILIZED
ADBF	$769,346	$—	$769,346	$766,398
ADTMF	2,173,369	—	2,173,369	—
AMFSF	712,304	176,382	888,686	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and distributions in excess, and adjustments for equalization credits, and the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
ADBF	$18,071	$(18,071)
ADTMF	(1,572,331)	1,572,331
AMFSF	(9,942,603)	9,942,603

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
		Gross Unrealized	Gross Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
ADTBF	$24,944,958	$2,724,006	$(263,017)	$2,460,989
ADTMF	30,475,208	8,550,963	—	8,550,963
AMFSF	217,190,701	9,437,162	(4,806)	9,432,356

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds
Additional Information (Unaudited)
January 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 27, 2024 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Advisor”) with respect to the Arrow DWA Tactical: Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical: Macro Fund (the “Macro Fund”), and the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Advisor. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with Arrow, the Board considered the nature, extent and quality of services that Arrow provided to the Funds, including Arrow’s personnel and resources. The Board reviewed the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Arrow’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation.

Performance. The Board reviewed performance information that Arrow provided for the Funds compared to each Fund’s benchmark index (the “Benchmark Index”), other relevant indexes, and funds in a peer universe (the “Peer Group”) (which was comprised of the funds in a Fund’s Morningstar category) for the year to date, one-, three-, five-, ten-year and since inception

The Arrow Funds
Additional Information (Unaudited)(Continued)
January 31, 2025

periods ended August 30, 2024. The Board also received information on the construction of each Fund’s Peer Group.

Balanced Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Morningstar Global Flexible Allocation EW Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. The Board noted that the Fund had outperformed the Peer Group averages over all time periods reported. The Board concluded that the performance of the Fund was satisfactory.

Macro Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Barclay Global Macro Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. The Board noted that the Fund had outperformed the Peer Group averages over all time periods reported. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Credit Suisse Managed Futures Liquid Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. The Board noted that the Fund had underperformed the Peer Group averages for the one- and 5-year periods. The Board also noted that the Fund outperformed the Peer Group averages for the year to date, three-, ten-year and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the contractual advisory fee and expense ratio for the Funds taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board discussed the level of work involved in Arrow’s management and oversight of the Funds and the other services that Arrow provided to the Funds. The Board also considered that with respect to the more complex Funds, these services were expected to be more resource intensive for Arrow.

Balanced Fund: The Board noted that the advisory fee of 0.90% was below the peer group average of 1.15% and the Morningstar category average of 0.92%. They further noted that the Fund’s net expense ratio of 1.61% was below the peer group average of 1.84% but higher than the Morningstar category average of 1.33%. The Board concluded that the fees were not unreasonable.

The Arrow Funds
Additional Information (Unaudited)(Continued)
January 31, 2025

Macro Fund: The Board noted that the advisory fee of 0.90% was below the peer group average of 1.15% and the Morningstar category average of 1.12%. They further noted that the Fund’s net expense ratio of 1.69% was in line with the peer group average of 1.61% but higher than the Morningstar category average of 1.45%. The Board concluded that the fees were not unreasonable.

Managed Futures Fund: The Board noted that the advisory fee of 0.85% was below the peer group average of 1.25% and the Morningstar category average of 1.11%. They further noted that the Fund’s net expense ratio of 1.50% was below both the peer group average of 1.83% and the Morningstar category average of 1.89%. The Board concluded that the fees were not unreasonable.

Profitability. The Board reviewed the profitability of Arrow with respect to the Funds on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Arrow earned a profit from Funds, in each case without considering marketing related costs. The Board concluded that the profitability of Arrow in connection with the management of the Funds was not excessive given the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether Arrow realized economies of scale with respect to its management of the Funds. The Board noted no Fund had yet reached an asset level where Arrow could likely realize meaningful economies of scale. The Board noted that Arrow had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board agreed that in light of Arrow’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Funds, Arrow and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Arrow as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement be approved.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	4/11/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	4/11/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	4/11/25